UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

469 El Camino Real, Suite 227
Santa Clara, CA 95050

(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated
469 El Camino Real, Suite 227
Santa Clara, CA 95050

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PORTFOLIO OF INVESTMENTS, March 31, 2010 (unaudited)
Firsthand Technology Value Fund®

	SHARES	MARKET VALUE
COMMON STOCKS — 73.9% ($132,362,826)
Advanced Materials — 3.0% ($5,428,406)
Corning, Inc.	268,600	$5,428,406
Communications — 2.8% ($5,055,190)
Clearwire Corp., Class A*	298,600	2,134,990
Equinix, Inc.*	30,000	2,920,200
Communications Equipment — 9.2% ($16,492,258)
QUALCOMM, Inc.	175,300	7,360,847
Research In Motion Ltd.*	65,300	4,828,935
ZTE Corp.	710,000	4,302,476
Computer-Integrated — 0.1% ($235,888)
Wave Systems Corp., Class A*	58,972	235,888
Defense & Aerospace — 2.2% ($3,863,400)
FLIR Systems, Inc.*	137,000	3,863,400
Electronics Manufacturing Services — 0.2% ($308,551)
Quanta Computer, Inc. - GDR	31,815	308,551
Energy Efficiency — 2.4% ($4,302,012)
Echelon Corp.*	479,600	4,302,012
Intellectual Property — 0.7% ($1,202,460)
Silicon Genesis Corp., Common *(1)(2)	881,892	1,202,460
Internet — 11.4% ($20,437,519)
Akamai Technologies, Inc.*	105,900	3,326,319
Ctrip.com International Ltd. - ADR*	50,000	1,960,000
Netflix, Inc.*	170,000	12,535,800
Shanda Interactive Entertainment Ltd. - ADR*	60,000	2,615,400
Other Electronics — 9.9% ($17,743,681)
Intevac, Inc.*	571,700	7,900,894
Microvision, Inc.*	190,100	536,082
VeriFone Holdings, Inc.*	460,500	9,306,705
Peripherals — 2.5% ($4,491,960)
Seagate Technology, Inc.*	246,000	4,491,960
Photonics — 2.0% ($3,587,500)
Newport Corp.*	287,000	3,587,500
Renewable Energy — 0.1% ($248,844)
Amtech Systems, Inc.*	20,000	201,800
Solaicx Common *(1)	4,704,401	47,044
Semiconductors — 15.9% ($28,455,174)
Broadcom Corp., Class A	261,600	8,679,888

	SHARES	MARKET VALUE
Entropic Communications, Inc.*	307,200	$1,560,576
Intel Corp.	330,800	7,363,608
Marvell Technology Group Ltd.*	225,900	4,603,842
Samsung Electronics Co., Ltd. - GDR (3)	1,699	614,160
Semiconductor Manufacturing International Corp. - ADR*	580,000	3,700,400
Synaptics, Inc.*	70,000	1,932,700
Services — 0.9% ($1,573,125)
Accenture PLC, Class A	37,500	1,573,125
Software — 10.6% ($18,936,858)
Activision Blizzard, Inc.	379,100	4,571,946
Adobe Systems, Inc.*	150,000	5,305,500
Microsoft Corp.	203,100	5,944,737
NICE-Systems Ltd. - ADR*	98,100	3,114,675
PREFERRED STOCKS — 20.2% ($36,147,331)
Advanced Materials — 2.8% ($5,000,000)
UCT Coatings, Inc., Series B *(1)	500,000	5,000,000
Intellectual Property — 9.0% ($16,022,348)
Silicon Genesis Corp., Series 1-C *(1)(2)	82,914	658,730
Silicon Genesis Corp., Series 1-D *(1)(2)	850,830	2,612,703
Silicon Genesis Corp., Series 1-E *(1)(2)	5,704,480	10,831,096
Silicon Genesis Corp., Series 1-F *(1)(2)	912,453	1,919,819
Networking — 0.1% ($230,806)
IP Unity, Inc., Series E *(1)	193,042	211,484
IP Unity, Inc., Series C *(1)	1,932,222	19,322
Renewable Energy — 8.3% ($14,878,424)
SoloPower, Series A *(1)(2)	2,721,088	13,658,311
SoloPower, Series B *(1)(2)	228,779	1,220,113
Services — 0.0% ($15,753)
Innovion Corp., Series C *(1)	1,575,322	15,753
CONVERTIBLE BOND — 0.0% ($71,446)
Services — 0.0% ($71,446)
Innovion Corp., 9.5% (1)	428,192	71,446
RIGHTS — 0.0% ($55,241)
Communications — 0.0% ($55,241)
Clearwire Corp., Rights 06/21/10*	298,600	55,241
WARRANTS — 0.9% ($1,507,409)
Advanced Materials — 0.0% ($7,502)
UCT Coatings, Inc., Common Warrant (1)	144,542	1,446

See Notes to Porfolios of Investments

PORTFOLIO OF INVESTMENTS, March 31, 2010 (unaudited)
Firsthand Technology Value Fund® (cont’d)

	SHARES	MARKET VALUE
UCT Coatings, Inc., Common Warrant (1)	5,556	$56
UCT Coatings, Inc., Common Warrant (1)	600,000	6,000
Intellectual Property — 0.9% ($1,499,838)
Silicon Genesis Corp., 1-E Warrant *(1)(2)	94,339	79,122
Silicon Genesis Corp., 1-E Warrant *(1)(2)	1,257,859	1,388,298
Silicon Genesis Corp., Common Warrant *(1)(2)	37,982	32,418
Networking — 0.0% ($69)
IP Unity, Inc., E-1 Warrant *(1)	69,496	69
Renewable Energy — 0.0% ($—)
Solaicx, Common Warrant *(1)	67,081	0
PARTICIPATION NOTES — 0.2% ($411,303)
Renewable Energy — 0.2% ($411,303)
Suzlon Energy Ltd., 0.00% 09/16/10*	257,000	411,303
Total Investments (Cost $164,759,975) — 95.2%		170,555,556
Other assets in excess of liabilities — 4.8%		8,632,390

NET ASSETS — 100.0%		$179,187,946

*	Non-income producing security.
(1)	Restricted security.
(2)	Affilited issuer.
(3)
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid. At March 31, 2010, the value of these securities amounted to $614,160 or 0.3%.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

See Notes to Porfolios of Investments

PORTFOLIO OF INVESTMENTS, March 31, 2010 (unaudited)
Firsthand Technology Leaders Fund

	SHARES	MARKET VALUE
COMMON STOCKS — 93.3% ($36,142,220)
Advanced Materials — 5.6% ($2,167,058)
Corning, Inc.	107,227	$2,167,058
Communications — 4.7% ($1,833,372)
China Mobile Hong Kong Ltd. - ADR	38,100	1,833,372
Communications Equipment — 12.6% ($4,875,528)
Nokia Corp. - ADR	104,100	1,617,714
QUALCOMM, Inc.	48,300	2,028,117
Telefonaktiebolaget Ericsson LM - ADR	117,900	1,229,697
Computer — 9.8% ($3,803,598)
Apple, Inc.*	11,100	2,607,723
Hewlett-Packard Co.	22,500	1,195,875
Internet — 5.4% ($2,072,422)
Google, Inc., Class A*	3,655	2,072,422
Networking — 3.5% ($1,344,970)
Cisco Systems, Inc.*	51,670	1,344,970
Other Electronics — 12.8% ($4,978,502)
Koninklijke (Royal) Philips Electronics N.V.	39,100	1,251,982
L-1 Identity Solutions, Inc.*	155,200	1,385,936
LG Display Co., Ltd. - ADR	63,800	1,127,984
VeriFone Holdings, Inc. *(1)	60,000	1,212,600
Peripherals — 7.0% ($2,693,401)
EMC Corp.*	79,200	1,428,768
Seagate Technology, Inc. *(1)	69,257	1,264,633
Renewable Energy — 1.7% ($647,724)
Suntech Power Holdings Co., Ltd. - ADR*	46,200	647,724
Semiconductors — 18.2% ($7,066,213)
Broadcom Corp., Class A	55,925	1,855,591
Intel Corp.	103,100	2,295,006
Micron Technology, Inc.	116,300	1,208,357
SanDisk Corp.*	49,300	1,707,259
Software — 12.0% ($4,659,432)
Activision Blizzard, Inc. (1)	104,700	1,262,682
Adobe Systems, Inc.*	54,200	1,917,054
Microsoft Corp.	47,950	1,403,496
NICE-Systems Ltd. - ADR*	2,400	76,200

	CONTRACTS	MARKET VALUE
PURCHASED OPTIONS — 0.3% ($120,376)
Other Electronics — 0.1% ($46,500)
VeriFone Holdings, Inc. Put Option, Expiring July 2010, Strike Price $17.50	600	$46,500
Peripherals — 0.1% ($44,160)
SeaGate Technology, Inc. Put Option, Expiring June 2010, Strike Price $16.00	690	44,160
Software — 0.1% ($29,716)
Activision Blizzard, Inc. Put Option, Expiring August 2010, Strike Price $10.00	1,047	29,316
Oracle Corp. Call Option, Expiring May 2010, Strike Price $28.00	400	400
Total Investments (Cost $33,601,415) — 93.6%		36,262,596
Other assets in excess of liabilities — 6.4%		2,499,367

NET ASSETS — 100.0%		$38,761,963

WRITTEN OPTIONS (2) — (0.6)% ($228,994)
Other Electronics — (0.3)% ($115,500)
VeriFone Holdings, Inc. Call Option, Expiring July 2010, Strike Price $20.00	600	$(115,500)
Peripherals — (0.2)% ($58,650)
Seagate Technology, Inc. Call Option, Expiring June 2010, Strike Price $20.00	690	(58,650)
Software — (0.1)% ($54,844)
Activision Blizzard, Inc. Call Option, Expiring August 2010, Strike Price $13.00	1,047	(54,444)
Oracle Corp. Put Option, Expiring May 2010, Strike Price $23.00	400	(400)

Total Written Options (Proceeds $224,036)		$(228,994)

*	Non-income producing security.
(1)	Securities held in connection with open written call and put options.
(2)	Cash in the amount of $966,000 was segregated with the brokers to serve as collateral for written options and is included in "Other assets in excess of liabilities".
ADR	American Depositary Receipt

See Notes to Porfolios of Investments

PORTFOLIO OF INVESTMENTS, March 31, 2010 (unaudited)
Firsthand e-Commerce Fund

	SHARES	MARKET VALUE
COMMON STOCKS — 83.8% ($32,564,488)
Communications — 6.6% ($2,553,779)
Equinix, Inc.*	15,000	$1,460,100
NeuStar, Inc., Class A*	43,400	1,093,679
Communications Equipment — 1.6% ($623,714)
Telefonaktiebolaget Ericsson LM - ADR	59,800	623,714
Computer — 6.1% ($2,378,043)
Apple, Inc.*	5,100	1,198,143
International Business Machines Corp.	9,200	1,179,900
Consumer Electronics — 3.0% ($1,163,547)
Shutterfly, Inc.*	48,300	1,163,547
Internet — 37.7% ($14,638,800)
51job, Inc. - ADR*	59,300	1,068,586
Akamai Technologies, Inc.*	46,200	1,451,142
Amazon.com, Inc.*	2,500	339,325
Baidu, Inc. - ADR*	4,500	2,686,500
comScore, Inc.*	29,700	495,693
Ctrip.com International Ltd. - ADR*	10,700	419,440
CyberSource Corp.*	41,814	737,599
Google, Inc., Class A*	3,800	2,154,638
LivePerson, Inc.*	140,000	1,073,800
Monster Worldwide, Inc.*	45,100	749,111
Netflix, Inc.*	12,400	914,376
Shanda Interactive Entertainment Ltd. - ADR*	23,700	1,033,083
ValueClick, Inc.*	56,300	570,882
VistaPrint NV*	16,500	944,625
Networking — 4.3% ($1,658,111)
Cisco Systems, Inc.*	63,700	1,658,111
Other Electronics — 5.6% ($2,169,285)
L-1 Identity Solutions, Inc.*	84,500	754,585
VeriFone Holdings, Inc. *(1)	70,000	1,414,700
Semiconductors — 1.9% ($761,860)
SanDisk Corp.*	22,000	761,860
Services — 2.0% ($781,830)
LogMeIn, Inc.*	17,700	366,213
OpenTable, Inc.*	10,900	415,617
Software — 15.0% ($5,835,519)
Activision Blizzard, Inc. (1)	99,600	1,201,176
Adobe Systems, Inc.*	10,400	367,848
Changyou.com Ltd. - ADR*	10,800	332,640
Emdeon, Inc., Class A*	23,200	383,264
Microsoft Corp.	52,200	1,527,894
NICE-Systems Ltd. - ADR*	11,200	355,600

	SHARES/ CONTRACTS	MARKET VALUE
VeriSign, Inc. *(1)	50,000	$1,300,500
Websense, Inc.*	16,100	366,597
PURCHASED OPTIONS — 0.4% ($154,000)
Other Electronics — 0.3% ($119,000)
VeriFone Holdings, Inc. Put Option, Expiring July 2010, Strike Price $20.00	700	119,000
Software — 0.1% ($35,000)
VeriSign, Inc. Put Option, Expiring May 2010, Strike Price $25.00	500	35,000
Total Investments (Cost $24,408,916) — 84.2%		32,718,488
Other assets in excess of liabilities — 15.8%		6,137,548

NET ASSETS — 100.0%		$38,856,036

WRITTEN OPTIONS — (0.2)% ($95,500)
Other Electronics — (0.2)% ($63,000)
VeriFone Holdings, Inc. Call Option, Expiring July 2010, Strike Price $22.50	700	$(63,000)
Software — (0.1)% ($32,500)
VeriSign, Inc. Call Option, Expiring May 2010, Strike Price $27.00	500	(32,500)

Total Written Options (Proceeds $164,298)		$(95,500)

*	Non-income producing security.
(1)	Securities held in connection with open written call and put options.
ADR	American Depositary Receipt

See Notes to Porfolios of Investments

PORTFOLIO OF INVESTMENTS, March 31, 2010 (unaudited)
Firsthand Alternative Energy Fund

	SHARES	MARKET VALUE
COMMON STOCKS — 89.5% ($6,289,908)
Advanced Materials — 5.5% ($386,748)
Corning, Inc.	9,760	$197,250
MEMC Electronic Materials, Inc.*	2,130	32,652
Metabolix, Inc.*	4,700	57,246
Praxair, Inc.	1,200	99,600
Basic Materials — 1.0% ($68,885)
Metalico, Inc.*	11,500	68,885
Building Automation — 3.4% ($237,528)
Johnson Controls, Inc.	7,200	237,528
Energy Efficiency — 9.3% ($654,125)
Echelon Corp.*	24,500	219,765
Honeywell International, Inc.	3,880	175,648
Itron, Inc.*	3,565	258,712
Environmental Services — 1.1% ($75,200)
ADA-ES, Inc.*	9,400	75,200
Industrials — 4.4% ($307,606)
3M Co.	2,800	233,996
United Technologies Corp.	1,000	73,610
Intellectual Property — 3.5% ($247,348)
Silicon Genesis Corp., Common *(1)	181,407	247,348
Other Electronics — 6.5% ($459,570)
Intevac, Inc.*	17,800	245,996
Koninklijke (Royal) Philips Electronics N.V.	6,670	213,574
Renewable Energy — 48.8% ($3,432,573)
Akeena Solar, Inc.*	134,400	141,120
Amtech Systems, Inc.*	22,600	228,034
Ascent Solar Technologies, Inc.*	31,200	120,120
Canadian Solar, Inc.*	6,400	155,648
Clipper Windpower PLC*	3,000	4,530
FuelCell Energy, Inc.*	5,000	14,100
Gamesa Corp. Tecnologica S.A.	7,000	95,964
GT Solar International, Inc.*	46,900	245,287
Iberdrola S.A.	16,000	135,606
JA Solar Holdings Co., Ltd. - ADR*	7,000	39,270
KYOCERA Corp. - ADR	1,450	140,969
Meyer Burger Technology AG*	10,000	250,379
Motech Industries, Inc.	49,995	212,524
Orion Energy Systems, Inc.*	14,000	68,600
Renesola Ltd. - ADR*	22,200	131,424
Renewable Energy Corp. A.S.*	13,000	60,809
Sharp Corp.	11,000	137,544

	SHARES	MARKET VALUE
Solarfun Power Holdings Co., Ltd. - ADR*	30,400	$237,424
SunPower Corp., Class B*	14,000	234,360
Suntech Power Holdings Co., Ltd. - ADR*	15,420	216,188
Trina Solar Ltd. - ADR*	4,600	112,286
U.S. Geothermal, Inc.*	10,500	9,555
ULVAC, Inc.	2,700	70,092
Vestas Wind Systems A.S.*	3,000	162,750
WaterFurnace Renewable Energy, Inc.	600	16,890
Yingli Green Energy Holding Co. - ADR*	15,000	191,100
Semiconductors — 6.0% ($420,325)
National Semiconductor Corp.	9,700	140,165
Power Integrations, Inc.	6,800	280,160
PREFERRED STOCKS — 0.2% ($15,597)
Intellectual Property — 0.1% ($6,904)
Silicon Genesis Corp., Series 1-C *(1)	152	1,208
Silicon Genesis Corp., Series 1-E *(1)	3,000	5,696
Renewable Energy — 0.1% ($8,693)
SoloPower, Series C-1 (1)	1,331	8,693
Total Investments (Cost $6,500,775) — 89.7%		6,305,505
Other assets in excess of liabilities — 10.3%		723,433

NET ASSETS — 100.0%		$7,028,937

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolios of Investments

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2010.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund

Gross unrealized appreciation	$43,555,392	$5,614,298	$9,337,567	$1,084,138
Gross unrealized depreciation	(39,053,070)	(3,960,292)	(2,155,527)	(1,533,091)
Net unrealized appreciation (depreciation)	$4,502,322	$1,654,006	$7,182,040	(448,953)
Federal income tax cost, long positions	$166,053,234	$34,608,590	$25,536,448	$6,754,458
Federal income tax cost, short positions	—	—	—	—
Total federal income tax cost	$166,053,234	$34,608,590	$25,536,448	$6,754,458

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives, and may enter into options written to hedge against changes in the value of equities. The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended March 31, 2010, were as follows:

	Firsthand Technology Leaders Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during period	4,037	266,902
Options expired during period	(1,300)	(42,866)
Options closed during period	—	—
Options exercised during period	—	—
Options outstanding, end of period	2,737	$224,036

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

Firsthand e-Commerce Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during period	1,200	164,298
Options expired during period	—	—
Options closed during period	—	—
Options exercised during period	—	—
Options outstanding, end of period	1,200	$164,298

The following is a summary of the Funds' derivative instruments (not accounted for as hedging investments), categorized by primary risk exposure as of March 31, 2010:

	Asset Derivatives Value

Fund	Total Value at March 31, 2010	Equity
Firsthand Technology Leaders Fund	$120,376	$120,376
Firsthand e-Commerce Fund	154,000	154,000
Total	$274,376	$274,376

	Liability Derivatives Value

Fund	Total Value at March 31, 2010	Equity Contracts
Firsthand Technology Leaders Fund	$(228,994)	$(228,994)
Firsthand e-Commerce Fund	(95,500)	(95,500)
Total	$(324,494)	$(324,494)

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended March 31, 2010, is noted below:

	SHARE ACTIVITY
Affiliate	Balance at 12/31/09	Purchases/ Merger	Sales/ Maturity/ Expiration	Balance at 03/31/10	Realized Gain (Loss)	Value 03/31/10	Acquisition Cost
TVFQX

Silicon Genesis Corp., Common (1)	881,892	—	—	881,892	$—	$1,202,460	$5,201,267
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	32,418	—
Silicon Genesis Corp., Series 1-C (1)	82,914	—	—	82,914	—	658,730	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	2,612,703	4,315,500
Silicon Genesis Corp., Series 1-E (1)	5,704,480	—	—	5,704,480	—	10,831,096	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,388,298	—
Silicon Genesis Corp., Series 1-E Warrant (1)	94,339	—	—	94,339	—	79,122	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	1,919,819	2,007,397
SoloPower, Series A	2,721,088	—	—	2,721,088	—	13,658,311	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	1,220,113	1,002,052

(1)	Amounts include shares from the merger of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund, which took place on May 21, 2008.

As of March 31, 2010, Kevin Landis represents the Funds and sits on the following private companies’ boards: Silicon Genesis Corporation, SoloPower, Inc. and UCT Coatings, Inc. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2010, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
TVFQX

Innovion Corp., C/N	December 30, 2003	428,192	$428,192	$71,446	0.04%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	15,000	0.01%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	753	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	19,322	0.01%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	211,484	0.12%
IP Unity, Inc., E-1 Warrant	August 4, 2004	69,496	69	69	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	139,261	0.08%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	990,479	0.55%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	31,815	0.02%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	27,270	0.02%

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
TVFQX – (continued)
Silicon Genesis Corp., Common Stock (1)	May 19, 2009	10,000	$—	$13,635	0.01%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	32,418	0.02%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	658,730	0.37%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	2,612,703	1.46%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	10,831,096	6.04%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	—	79,122	0.04%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	1,388,298	0.77%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	1,919,819	1.07%
Solaicx Common	2005-2007	4,704,701	7,975,233	47,044	0.03%
Solaicx, Common Warrants	April 23, 2007	67,081	—	—	0.00%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	13,658,311	7.62%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,220,113	0.68%
UCT Coatings, Inc., Common Warrants (2)	October 5, 2004	600,000	—	6,000	0.00%
UCT Coatings, Inc., Common Warrants	2008-2010	5,556	—	56	0.00%
UCT Coatings, Inc., Common Warrants	May 13, 2009	144,542	—	1,446	0.00%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	2.79%
			$44,499,090	$38,975,690	21.75%

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$149,787	2.13%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	97,561	1.39%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	1,208	0.02%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	5,696	0.08%
SoloPower, Series C-1 P/S	September 23, 2008	1,331	21,425	8,693	0.12%
			$79,074	$262,945	3.74%

(1)	Shares granted at no cost by issuer.
(2)	3:1 stock split

P/S Preferred Stock
C/N Convertible Note

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the

New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the  identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2010:

	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Fund*	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
TVFQX
Common Stocks
Advanced Materials	$5,428,406	$—	$—	$—	$—	$—
Communications	5,055,190	—	—	—	—	—
Communications Equipment	16,492,258	—	—	—	—	—
Computer-Integrated	235,888	—	—	—	—	—
Defense & Aerospace	3,863,400	—	—	—	—	—
Electronics Manufacturing Services	—	—	308,551	—	—	—

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Fund*	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
TVFQX – (continued)
Energy Efficiency	$4,302,012	$—	$—	$—	$—	$—
Intellectual Property	—	—	—	—	1,202,460	—
Internet	20,437,519	—	—	—	—	—
Other Electronics	17,743,681	—	—	—	—	—
Peripherals	4,491,960	—	—	—	—	—
Photonics	3,587,500	—	—	—	—	—
Renewable Energy	201,800	—	—	—	47,044	—
Semiconductors	27,841,014	—	614,160	—	—	—
Services	1,573,125	—	—	—	—	—
Software	18,936,858	—	—	—	—	—
Total Common Stocks	130,190,611	—	922,711	—	1,249,504	—
Preferred Stocks
Advanced Materials	—	—	—	—	5,000,000	—
Intellectual Property	—	—	—	—	16,022,348	—
Networking	—	—	—	—	230,806	—
Renewable Energy	—	—	—	—	14,878,424	—
Services	—	—	—	—	15,753	—
Total Preferred Stocks	—	—	—	—	36,147,331	—
Rights
Communications	55,241	—	—	—	—	—
Warrants
Advanced Materials	—	—	—	—	7,502	—
Intellectual Property	—	—	—	—	1,499,838	—
Networking	—	—	—	—	69	—
Total Warrants	—	—	—	—	1,507,409	—
Convertible Bonds
Services	—	—	—	—	71,446	—
Participation Notes
Renewable Energy	—	—	411,303	—	—	—
Total	$130,245,852	$—	$1,334,014	$—	$38,975,690	$—

	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Fund*	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
TLFQX
Common Stocks
Advanced Materials	$2,167,058	$—	$—	$—	$—	$—
Communications	1,833,372	—	—	—	—	—
Communications Equipment	4,875,528	—	—	—	—	—
Computer	3,803,598	—	—	—	—	—
Internet	2,072,422	—	—	—	—	—
Networking	1,344,970	—	—	—	—	—
Other Electronics	4,978,502	—	—	(69,000)	—	—
Peripherals	2,693,401	—	—	(14,490)	—	—
Renewable Energy	647,724	—	—	—	—	—
Semiconductors	7,066,213	—	—	—	—	—
Software	4,659,432	—	—	(25,128)	—	—
Total	$36,142,220	$—	$—	$(108,618)	$—	$—

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Fund*	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
TEFQX
Common Stocks
Communications	$2,553,779	$—	$—	$—	$—	$—
Communications Equipment	623,714	—	—	—	—	—
Computer	2,378,043	—	—	—	—	—
Consumer Electronics	1,163,547	—	—	—	—	—
Internet	14,638,800	—	—	—	—	—
Networking	1,658,111	—	—	—	—	—
Other Electronics	2,169,285	—	—	56,000	—	—
Semiconductors	761,860	—	—	—	—	—
Services	781,830	—	—	—	—	—
Software	5,835,519	—	—	2,500	—	—
Total	$32,564,488	$—	$—	$58,500	$—	$—

	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Fund*	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
ALTEX
Common Stocks
Advanced Materials	$386,748	$—	$—	$—	$—	$—
Basic Materials	68,885	—	—	—	—	—
Building Automation	237,528	—	—	—	—	—
Energy Efficiency	654,125	—	—	—	—	—
Environmental Services	75,200	—	—	—	—	—
Industrials	307,606	—	—	—	—	—
Intellectual Property	—	—	—	—	247,348	—
Other Electronics	459,570	—	—	—	—	—
Renewable Energy	3,252,933	—	179,640	—	—	—
Semiconductors	420,325	—	—	—	—	—
Total Common Stocks	5,862,920	—	179,640	—	247,348	—
Preferred Stocks
Intellectual Property	—	—	—	—	6,904	—
Renewable Energy	—	—	—	—	8,693	—
Total Preferred Stocks	—	—	—	—	15,597	—
Total	$5,862,920	$—	$179,640	$—	$262,945	$—

*	TVFQX: Firsthand Technology Value Fund; TLFQX: Firsthand Technology Leaders Fund; TEFQX: Firsthand e-Commerce Fund; ALTEX: Firsthand Alternative Energy Fund
**
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment. Written and Purchased Options are reported at market value.

NOTES TO PORTFOLIO OF INVESTMENTS, March 31, 2010 (continued)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

FIRSTHAND TECHNOLOGY VALUE FUND
Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2009	Net Purchases (Sales)	Net realized gains (losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of March 31, 2010
Common Stocks
Intellectual Property	$1,503,079	$—	$—	$(300,619)	$—	$1,202,460
Renewable Energy	47,044	—	—	—	—	47,044
Preferred Stocks
Advanced Materials	5,000,000	—	—	—	—	5,000,000
Intellectual Property	20,027,910	—	—	(4,005,562)	—	16,022,348
Networking	230,806	—	—	—	—	230,806
Renewable Energy	18,598,037	—	—	(3,719,613)	—	14,878,424
Services	15,753	—	—	—	—	15,753
Warrants
Advanced Materials	7,493	—	—	9	—	7,502
Intellectual Property	2,154,634	—	—	(654,796)	—	1,499,838
Networking	69	—	—	—	—	69
Convertible Bonds
Services	71,753	(5,908)	—	5,601	—	71,446
Total	$47,656,578	$(5,908)	$—	$(8,674,980)	$—	$38,975,690

FIRSTHAND ALTERNATIVE ENERGY FUND
Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2009	Net Purchases (Sales)	Net realized gains (losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of March 31, 2010
Common Stocks
Intellectual Property	$309,186	$—	$—	$(61,838)	$—	$247,348
Preferred Stocks
Intellectual Property	8,630	—	—	(1,726)	—	6,904
Renewable Energy	10,865	—	—	(2,172)	—	8,693
Total	$328,681	$—	$—	$(65,736)	$—	$262,945

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of March 31, 2010, for Firsthand Technology Value Fund and Firsthand Alternative Energy Fund was ($8,680,888) and ($65,736),  respectively.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Firsthand Funds

By (Signature and Title)*		/s/ Kevin M. Landis
Kevin M. Landis, President, Treasurer and Secretary
(principal executive officer and principal financial officer)

Date	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kevin M. Landis
Kevin M. Landis, President, Treasurer and Secretary
(principal executive officer and principal financial officer)

Date	May 27, 2010

* Print the name and title of each signing officer under his or her signature.